Regulatory and Agency Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory and Agency Capital Requirements (Tables) [Abstract]
Regulatory And Agency Capital Requirements

	Wells Fargo & Company		Wells Fargo Bank, N.A.		Well-	Minimum
	December 31,				capitalized	capital
(in billions, except ratios)	2012	2011	2012	2011	ratios (1)	ratios (1)
Regulatory capital:
Tier 1	$126.6	114.0	101.3	92.6
Total	157.6	148.5	124.8	117.9

Assets:
Risk-weighted	$1,077.1	1,005.6	1,002.0	923.2
Adjusted average (2)	1,336.4	1,262.6	1,195.9	1,115.4

Capital ratios:
Tier 1 capital (3)	11.75%	11.33	10.11	10.03	6.00	4.00
Total capital (3)	14.63	14.76	12.45	12.77	10.00	8.00
Tier 1 leverage (2)	9.47	9.03	8.47	8.30	5.00	4.00

  As defined by the regulations issued by the Federal Reserve, OCC and FDIC.
  The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items. The minimum leverage ratio guideline is 3% for banking organizations that do not anticipate significant growth and that have well-diversified risk, excellent asset quality, high liquidity, good earnings, effective management and monitoring of market risk and, in general, are considered top-rated, strong banking organizations.
  Effective September 30, 2012, we refined our determination of the risk weighting of certain unused lending commitments that provide for the ability to issue standby letters of credit and commitments to issue standby letters of credit under syndication arrangements where we have an obligation to issue in a lead agent or similar capacity beyond our contractual participation level.